Accounts Payable And Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable And Accrued Liabilities [Abstract]
Summary of Accounts Payable And Accrued Liabilities

	December 31, 2024	December 31, 2023
Trade payables	$128,456	$112,767
Accrued liabilities	112,574	117,922
Income taxes payable	10,103	6,399
VAT and other taxes payable	17,311	9,434
	$268,444	$246,522